Business combinations (Tables)	9 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Schedule of Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed

May 23,
2019
(in thousands)
Cash	$7,719
Property, plant and equipment	670
Operating right-of-use assets	1,558
Goodwill*	82,058
Intangible asset**	5,972
Accounts receivable	3,488
Unbilled revenue	4,272
Prepayments and other current assets	406
Other receivables	819
Accounts payable	(5,484)
Payments on account	(5,796)
Other liabilities	(7,052)
Non-current lease liabilities	(1,128)
Non-current deferred tax liability	(1,226)

Net assets acquired	$86,276

Cash outflows	$39,282
Consideration payable	14,841
Working capital receivable	(439)
Redeemable noncontrolling interest	32,592

Total consideration (including redeemable noncontrolling interest)	$86,276
*Goodwill represents the acquisition of an established workforce and access to a broad site network in Europe and Africa.
**The Company has made an initial estimate of separate intangible assets acquired of $6.0 million, principally customer relationships, a patient database and order book assets. This assessment is under review and will be finalized within 12 months of the date of acquisition.The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

January, 25
2019
(in thousands)
Cash	$686
Property, plant and equipment	1,697
Operating right-of-use assets	2,866
Goodwill*	27,570
Order backlog**	2,787
Customer list**	10,623
Accounts receivable	3,100
Unbilled revenue	2,421
Prepayments and other current assets	908
Other receivables	43
Accounts payable	(1,279)
Payments on account	(540)
Other liabilities	(1,932)
Non-current lease liabilities	(2,167)
Non-current other liabilities	(1,123)
Non-current deferred tax liability	(3,487)

Net assets acquired	$42,173

Cash outflows	$42,349
Working capital adjustment	(176)

Total consideration	$42,173

*Goodwill represents the acquisition of an established workforce with experience in molecular diagnostic specialty laboratory services and commercialization of precision medicines in oncology.
**The Company has made an estimate of separate intangible assets acquired, being customer relationships and order book assets. This assessment will be finalized within 12 months of the date of acquisition.

September 24,
2019
(in thousands)
Cash	$3,295
Property, plant and equipment	581
Operating right-of-use assets	820
Goodwill*	26,957
Intangible asset**	5,842
Accounts receivable	3,940
Unbilled revenue	254
Prepayments and other current assets	133
Other receivables	36
Accounts payable	(1,084)
Payments on account	(1,420)
Other liabilities	(1,347)
Non-current lease liabilities	(531)

Net assets acquired	$37,476

Cash outflows	$34,976
Contingent consideration	2,500

Total consideration	$37,476
*Goodwill represents the acquisition of an established workforce and the capability to provide at-home trial services and site support solutions.
**The Company has made an initial estimate of separate intangible assets acquired of $5.8 million, principally customer relationships and order book assets. This assessment is under review and will be finalized within 12 months of the date of acquisition.